Legacy Class and Institutional Class [Member] Annual Fund Operating Expenses - Legacy Class and Institutional Class - Meridian Small Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	one year after the date of this prospectus
Legacy Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.22%	[1]
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.22%	[2],[3]
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.18%	[1]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.11%	[2],[3]

[1]
Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.
[3]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.